Financial liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Trade payables	€ 11,252	€ 31,736
Government grants (deferred income)	9,396	10,292
Contract liabilities	4,842	4,479
Others	14,632	13,483
Trade payables and other liabilities	40,122	59,990
Non-current	8,028	8,950
Current	32,094	51,040
Grants received for investment in property, plant and equipment	168	390	€ 793
Provision for outstanding invoices	4,978	1,245
Personnel related liabilities for vacation and bonuses	4,812	4,032
VAT payable	905	4,578
Liabilities for wage and church tax	€ 1,040	€ 1,988